Options (Tables)	3 Months Ended
Feb. 28, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation, stock options, activity
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	1,697,638	2.92	1.99	2,353,829	8.35	4.30
Forfeiture	—	—	—	(5,200)	0.78	0.40
Cancelled	(142,737)	1.07	0.58	(122,653)	0.35	0.22

Balance at end of period	1,554,901	3.09	2.12	2,225,976	8.80	4.54

Options exercisable end of period	1,088,572	4.27	2.91	1,114,655	17.23	8.80

Employee service share-based compensation, allocation of recognized period costs
	For the three months ended
	February 28, 2021	February 29, 2020
	$	$

Research and development	8,592	43,428
Selling, general and administrative	1,958	10,321
	10,550	53,749